Long-term Debt, Annual Maturities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Maturities of Long-Term Debt [Line Items]
2019	$ 46,547
2020	33,604
2021	39,635
2022	18,080
2023	18,812
Thereafter	72,366
Total	229,044	$ 225,020
Increase in Long-term Debt	4,000
Proceeds from issuance of long-term debt	47,595	43,575	$ 90,111
Wells Fargo Bank, National Association and other bank entities [Member]
Maturities of Long-Term Debt [Line Items]
2019	38,737
2020	20,145
2021	20,792
2022	308
2023	3,969
Thereafter	7,448
Total	91,399	75,238
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member]
Maturities of Long-Term Debt [Line Items]
2019	36,653
2020	18,498
2021	20,218
2022	40
2023	2,807
Thereafter	179
Total	78,395
Wells Fargo Bank, National Association and other bank entities [Member] | Senior subordinated debt [Member]
Maturities of Long-Term Debt [Line Items]
2019	0
2020	0
2021	0
2022	0
2023	1,043
Thereafter	4,156
Total	5,199
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member]
Maturities of Long-Term Debt [Line Items]
2019	0
2020	0
2021	0
2022	0
2023	0
Thereafter	352
Total	352
Wells Fargo Bank, National Association and other bank entities [Member] | Securitizations and other bank debt [Member]
Maturities of Long-Term Debt [Line Items]
2019	2,084
2020	1,647
2021	574
2022	268
2023	119
Thereafter	2,761
Total	7,453
Other Consolidated Subsidiaries [Member]
Maturities of Long-Term Debt [Line Items]
2019	1,097
2020	0
2021	920
2022	0
2023	367
Thereafter	37
Total	2,421	3,464
Other Consolidated Subsidiaries [Member] | Senior debt [Member]
Maturities of Long-Term Debt [Line Items]
2019	1,097
2020	0
2021	920
2022	0
2023	367
Thereafter	5
Total	2,389
Other Consolidated Subsidiaries [Member] | Securitizations and other bank debt [Member]
Maturities of Long-Term Debt [Line Items]
2019	0
2020	0
2021	0
2022	0
2023	0
Thereafter	32
Total	32
Parent Company [Member]
Maturities of Long-Term Debt [Line Items]
Total	135,079	146,130
Proceeds from issuance of long-term debt	1,876	22,217	$ 34,362
Parent Company [Member] | Senior debt [Member]
Maturities of Long-Term Debt [Line Items]
2019	6,713
2020	13,459
2021	17,923
2022	17,772
2023	10,932
Thereafter	41,381
Total	108,180
Parent Company [Member] | Senior subordinated debt [Member]
Maturities of Long-Term Debt [Line Items]
2019	0
2020	0
2021	0
2022	0
2023	3,544
Thereafter	21,884
Total	25,428
Parent Company [Member] | Junior subordinated debt [Member]
Maturities of Long-Term Debt [Line Items]
2019	0
2020	0
2021	0
2022	0
2023	0
Thereafter	1,616
Total	1,616
Parent Company [Member] | Long-term debt parent [Member]
Maturities of Long-Term Debt [Line Items]
2019	6,713
2020	13,459
2021	17,923
2022	17,772
2023	14,476
Thereafter	64,881
Total	$ 135,224	$ 146,318